Long-Term Bank Loans - Schedule of Long Term Bank Loans (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Total long-term bank loans		$ 2,809,342	$ 2,920,942
Loan from Jiaxing Bank [Member]
Debt Instrument [Line Items]
Total long-term bank loans	[1]	2,809,342	2,757,114
Car loan [Member]
Debt Instrument [Line Items]
Total long-term bank loans	[2]		$ 163,828

[1]	On October 20, 2021, the Company signed a loan agreement with Jiaxing Bank to obtain a five-year loan of RMB 35 million (approximately $5.49 million). The loan bears an interest rate at 6.2%. Bin Lu, Liping Zhu, and Shanghai TD Manufacturing are the guarantors. The enterprise used the construction in progress and the right to the use of the land as collateral, valued at RMB 81,635,100((approximately $11,183,963).
[2]	On October 28, 2022, the company purchased a car and signed a 3-year car loan contract. The number of loan tenors is 36 installments, and each installment repayment is RMB 39,798 (approximately $5,914). Bin Lu is the guarantor. As the maturity date was less than one year as of June 30, 2025, it has been reclassified as short-term bank loans.